Pzena International Small Cap Value Fund
Schedule of Investments
May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.23%
Austria - 4.43%
ANDRITZ AG	2,724	$159,446
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,058	199,680
		359,126
Canada - 7.43%
Celestica, Inc. (a)	28,933	249,800
Linamar Corp.	3,182	208,323
Transcontinental, Inc. - Class A	7,766	144,578
		602,701
France - 9.45%
Ipsos	4,974	204,409
Rexel S.A.	14,762	300,446
SCOR SE	3,717	120,978
Societe BIC S.A.	1,848	140,058
		765,891
Germany - 7.01%
Bertrandt AG	1,101	71,025
SAF-Holland S.A. (a)	10,124	163,087
Salzgitter AG (a)	10,324	334,632
		568,744
Hong Kong - 6.46%
Pacific Basin Shipping, Ltd. (a)	565,000	213,307
VTech Holdings, Ltd.	15,000	154,911
Yue Yuen Industrial (Holdings), Ltd.	59,500	155,249
		523,467
Ireland - 2.44%
Origin Enterprises PLC	44,158	198,163
Israel - 2.00%
Ituran Location and Control, Ltd. - ADR	6,690	161,965
Italy - 8.87%
Anima Holding S.p.A.	38,032	199,334
BPER Banca	28,799	71,537
Danieli & C Officine Meccaniche S.p.A.	13,319	242,329
Maire Tecnimont S.p.A.	57,328	205,811
		719,011
Japan - 13.92%
DIC Corp.	6,100	157,061
Foster Electric Co., Ltd.	25,534	244,100
Fukuoka Financial Group, Inc.	8,600	164,507
Open House Co., Ltd.	1,500	69,650
Persol Holdings Co., Ltd.	3,400	66,492
Tsubakimoto Chain Co.	4,200	120,645
Ube Industries, Ltd.	7,400	157,789
Zeon Corp.	9,700	148,191
		1,128,435
Netherlands - 4.45%
Flow Traders	2,903	127,018
Koninklijke BAM Groep N.V. (a)	55,104	162,347
Technip Energies N.V. - ADR (a)	4,760	71,638
		361,003
Norway - 1.98%
Subsea 7 S.A.	16,197	160,750
Republic of Korea - 4.80%
DB Insurance Co., Ltd.	5,312	241,000
Hankook Tire & Technology Co., Ltd.	3,413	147,959
		388,959
Spain - 1.98%
Unicaja Banco S.A.	143,241	160,876
Taiwan, Province of China - 1.76%
United Integrated Services Co., Ltd.	17,000	142,788
United Kingdom - 20.25%
Balfour Beatty PLC	54,394	239,916
Capita PLC (a)	206,932	118,230
Drax Group PLC	38,302	236,884
Inchcape PLC	13,806	153,313
John Wood Group PLC (a)	67,570	234,838
Sabre Insurance Group PLC	42,910	159,546
Senior PLC (a)	96,316	217,331
TechnipFMC PLC - ADR (a)	19,475	167,290
Travis Perkins PLC (a)	4,601	107,211
Wickes Group PLC (a)	2,088	7,586
		1,642,145
Total Common Stocks (Cost $7,024,177)		7,884,024

SHORT-TERM INVESTMENT - 0.61%
Money Market Fund – 0.61%
Fidelity Institutional Government Portfolio - Class I, 0.01% (b)	49,060	49,060
Total Short-Term Investment (Cost $49,060)		49,060

Total Investments (Cost $7,073,237) - 97.84%		7,933,084
Other Assets in Excess of Liabilities - 2.16%		175,430
TOTAL NET ASSETS - 100.00%		$8,108,514

AG	Aktiengesellschaft
N.V.	Naamloze Vennootschap
PLC	Public Limited Company
S.A.	Société Anonyme
S.p.A	Società per azioni
(a)	Non-income producing security.
(b)	The rate listed is the 7-day annualized yield as of May 31, 2021.

Pzena International Small Cap Value Fund
Portfolio Diversification
May 31, 2021 (Unaudited)
		% of
	Fair Value	Net Assets
Common Stocks
Communication Services	$204,409	2.52%
Consumer Discretionary	986,179	12.16%
Consumer Staples	198,163	2.44%
Energy	634,517	7.83%
Financials	1,444,476	17.81%
Idustrials	2,696,816	33.26%
Information Technology	684,906	8.45%
Materials	797,674	9.84%
Utilities	236,884	2.92%
Total Common Stocks	7,884,024	97.23%
Short-Term Investment	49,060	0.61%
Total Investments	7,933,084	97.84%
Other Assets in Excess of Liabilities	175,430	2.16%
Total Net Assets	$8,108,514	100.00%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of
1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena International Small Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021:

Pzena International Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$359,126	$-	$-	$359,126
Canada	602,701	-	-	602,701
France	765,891	-	-	765,891
Germany	568,744	-	-	568,744
Hong Kong	523,467	-	-	523,467
Ireland	198,163	-	-	198,163
Israel	161,965	-	-	161,965
Italy	719,011	-	-	719,011
Japan	1,128,435	-	-	1,128,435
Netherlands	361,003	-	-	361,003
Norway	160,750	-	-	160,750
Republic of Korea	388,959	-	-	388,959
Spain	160,876	-	-	160,876
Taiwan	142,788	-	-	142,788
United Kingdom	1,642,145	-	-	1,642,145
Total Common Stocks	7,884,024	-	-	7,884,024
Short-Term Investment	49,060	-	-	49,060
Total Investments	$7,933,084	$-	$-	$7,933,084

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.